Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Sustainable U.S. Equity ETF	Nov. 29, 2023
Fidelity Sustainable U.S. Equity ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(18.24%)
Since Inception	(5.41%)	[1]
Fidelity Sustainable U.S. Equity ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.43%)
Since Inception	(5.61%)	[1]
Fidelity Sustainable U.S. Equity ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.66%)
Since Inception	(4.10%)	[1]
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	(7.06%)	[1]
IXWX9
Average Annual Return:
Past 1 year	(19.76%)
Since Inception	(6.03%)	[1]

[1]	AFrom June 15, 2021.